Other income (expense) and finance costs (gains) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other income (expense)

(a) Other income (expense)	December 31, 2023	December 31, 2022

Interest income and other	$23,953	$8,856
(Loss) gain on disposal of assets	(605)	2,959
Unrealized loss on derivative instruments	(9,584)	—
Realized gain on derivative instruments	431	—
Asset retirement obligation provision for closed facility	—	(13)
	$14,195	$11,802

Finance costs (gains)

(b) Finance costs (gains)	December 31, 2023	December 31, 2022

Interest cost on senior notes due 2029 (Note 16)	$31,486	$31,385
Interest cost on Term Facility (Note 16)	4,526	—
Other interest and financing costs	9,835	2,189
(Gain) loss on redemption option derivative (Note 16)	(1,959)	4,429
Interest expense on lease liabilities	1,747	1,642
Asset retirement obligation accretion	4,291	1,980
Total finance costs	$49,926	$41,625
Less: capitalized interest	(17,087)	—
	$32,839	$41,625